Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary shares	Additional Paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2010	$ 183,819,299	$ 939,047	$ 159,630,208	$ 10,837,013	$ 22,480,106	$ (11,463,946)	$ 182,422,428	$ 1,396,871
Beginning Balance (in shares) at Dec. 31, 2010		93,904,748				(4,627,833)
Net income (loss)	5,039,416			5,123,259			5,123,259	(83,843)
Unrealized gains (losses) on available-for-sale securities	(65,935)				21,965		21,965	(87,900)
Gains on disposition of available-for-sale securities	(546,642)				(499,019)		(499,019)	(47,623)
Foreign currency translation adjustments	8,338,882				8,317,804		8,317,804	21,078
Exercise of stock options (in shares)		556,581
Exercise of stock options	879,397	5,566	873,831				879,397
Exercise of restricted share units (in shares)		105,288
Exercise of restricted share units		1,053	(1,053)
Share-based compensation	129,673		129,673				129,673
Noncontrolling interests derecognized upon deconsolidation of Acorn Hong Kong	(699,530)							(699,530)
Ending Balance at Dec. 31, 2011	196,894,560	945,666	160,632,659	15,960,272	30,320,856	(11,463,946)	196,395,507	499,053
Ending Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)
Net income (loss)	(17,918,395)			(17,926,074)			(17,926,074)	7,679
Foreign currency translation adjustments	400,568				399,847		399,847	721
Exercise of restricted share units (in shares)		50,892
Exercise of restricted share units		509	(509)
Share-based compensation	424,445		424,445				424,445
Ending Balance at Dec. 31, 2012	179,801,178	946,175	161,056,595	(1,965,802)	30,720,703	(11,463,946)	179,293,725	507,453
Ending Balance (in shares) at Dec. 31, 2012		94,617,509				(4,627,833)
Net income (loss)	(39,908,233)			(39,895,878)			(39,895,878)	(12,355)
Foreign currency translation adjustments	4,578,301				4,564,209		4,564,209	14,092
Repurchase of ordinary shares (in shares)						(7,859,550)
Repurchase of ordinary shares	(8,645,505)					(8,645,505)	(8,645,505)
Exercise of restricted share units (in shares)		319,665
Exercise of restricted share units		3,197	(3,197)
Share-based compensation	446,412		446,412				446,412
Ending Balance at Dec. 31, 2013	$ 136,272,153	$ 949,372	$ 161,499,810	$ (41,861,680)	$ 35,284,912	$ (20,109,451)	$ 135,762,963	$ 509,190
Ending Balance (in shares) at Dec. 31, 2013		94,937,174				(12,487,383)